INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2019 USD ($) Number		Mar. 31, 2018 USD ($)
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	15		13
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	$ 1,048,520	[1]	$ 1,127,941
Gain on Disposition	$ 1,056,413		$ 1,127,941
Series 15 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	8		4
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition	$ 107,000	[1]	$ 265,241
Gain on Disposition	$ 107,000		$ 265,241
Series 16 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		5
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	$ 70,000	[1]	$ 262,894
Gain on Disposition	$ 70,000		$ 262,894
Series 17 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	$ 43,000	[1]	$ 22,000
Gain on Disposition	$ 50,893		$ 22,000
Series 18 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	$ 815,520	[1]	$ 508,704
Gain on Disposition	$ 815,520		$ 508,704
Series 19 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	3		3
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	$ 13,000	[1]	$ 69,102
Gain on Disposition	$ 13,000		$ 69,102

[1]	Fund proceeds from disposition does not include $7,893 which was due to a writeoff of capital contributions payable from Series 17.